CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Thousands		Total	Total attributable to equity holders [Member]	Shareholders Contributions, Total Common Stock [Member]	Shareholders Contributions, Common Stock [Member]	Shareholders Contributions, Inflation Adjustment to Common Stock [Member]	Shareholders Contributions, Treasury Shares, Common Stock [Member] [2]	Shareholders Contributions, Treasury Shares, Inflation Adjustment to Common Stock [Member] [2]	Acquisition Cost of Treasury Shares [Member] [2]	Additional Paid-up Capital [Member] [2]	Retained Earnings, Accumulated Retained Earnings [Member]	Retained Earnings, Legal Reserve [Member]	Retained Earnings, Future Dividends Reserve [Member]	Retained Earnings, Future Capital Expenditures Reserve [Member]	Retained Earnings, Reserve for Capital Expenditures, Acquisition of Treasury Shares and/or Dividends [Member]	Retained Earnings, Subtotal [Member]	Non-Controlling Interests [Member]
Balance at beginning of period at Dec. 31, 2016	[1]	$ 30,041,011	$ 30,040,985	$ 28,715,947	$ 794,495	$ 27,921,452	$ 0	$ 0	$ 0	$ 0	$ 233,799	$ 944,177	$ 31,414	$ 115,648	$ 0	$ 1,325,038	$ 26
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal reserve		0	0	0	0	0				0	(56,074)	56,074	0	0	0	0	0
Future dividends reserve		0	0	0	0	0				0	(2,364,126)	0	2,364,126	0	0	0	0
Derecognition of reserves		0	0	0	0	0				0	8,195	0	0	(8,195)	0	0	0
Cash dividends payment/distribution to non-controlling interest		(11)	0	0	0	0				0	0	0	0	0	0	0	(11)
Comprehensive income for the year		8,847,199	8,847,196	0	0	0	0	0	0	0	8,847,196	0	0	0	0	8,847,196	3
Balance at end of period at Dec. 31, 2017	[1]	38,888,199	38,888,181	28,715,947	794,495	27,921,452	0	0	0	0	6,668,990	1,000,251	2,395,540	107,453	0	10,172,234	18
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Future dividends reserve		0	0	0	0	0	0	0	0	0	(5,789,598)	0	5,789,598	0	0	0	0
Cash dividends distribution		(6,659,694)	(6,659,694)	0	0	0	0	0	0	0	0	0	(6,659,694)	0	0	(6,659,694)	0
Treasury shares purchase		(2,185,845)	(2,185,845)	(2,185,845)	(13,601)	(477,981)	13,601	477,981	(2,185,845)	0	0	0	0	0	0	0	0
Cash dividends payment/distribution to non-controlling interest		(9)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(9)
Comprehensive income for the year		17,561,255	17,561,249	0	0	0	0	0	0	0	17,561,249	0	0	0	0	17,561,249	6
Balance at end of period at Dec. 31, 2018		47,603,906	47,603,891	26,530,102	780,894	27,443,471	13,601	477,981	(2,185,845)	0	18,440,641	1,000,251	1,525,444	107,453	0	21,073,789	15
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal reserve		0	0	0	0	0	0	0	0	0	(922,193)	922,193	0	0	0	0	0
Dividends payment	[3]	(9,185,852)	(9,185,852)	0	0	0	0	0	0	0	(9,185,852)	0	0	0	0	(9,185,852)	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends		0	0	0	0	0	0	0	0	0	(9,154,195)	0	0	0	9,154,195	0	0
Derecognition of reserves		0	0	0	0	0	0	0	0	0	1,632,897	0	(1,525,444)	(107,453)	0	0	0
Treasury shares distribution	[3]	26,025	26,025	3,254,027	29,445	860,761	(29,445)	(860,761)	4,045,739	(791,712)	0	0	0	0	(3,228,002)	(3,228,002)	0
Dividends payment	[3]	(575,070)	(575,070)	0	0	0	0	0	0	0	0	0	0	0	(575,070)	(575,070)	0
Treasury shares purchase		(2,590,658)	(2,590,658)	(2,590,658)	(25,731)	(738,979)	25,731	738,979	(2,590,658)	0	0	0	0	0	0	0	0
Comprehensive income for the year		12,805,118	12,805,105	0	0	0	0	0	0	0	12,805,105	0	0	0	0	12,805,105	13
Balance at end of period at Dec. 31, 2019		$ 48,083,469	$ 48,083,441	$ 27,193,471	$ 784,608	$ 27,565,253	$ 9,887	$ 356,199	$ (730,764)	$ (791,712)	$ 13,616,403	$ 1,922,444	$ 0	$ 0	$ 5,351,123	$ 20,889,970	$ 28

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	As of December 31, 2019 and 2018 corresponds to 9,886,755 and 13,600,780 shares of par value Ps. 1 each, equivalent to 1.24% and 1,71% of the share capital, respectively. The acquisition cost of these shares amounted to Ps. 730,764 and 2,185,845, respectively. See Note 19.b) to the consolidated financial statements.
[3]	See Note 19.c).